Cash from operations (Tables)	3 Months Ended
Mar. 31, 2024
Cash from operations
Schedule of cash flow from operations

	Three months ended
	March 31,	March 31,
	2024	2023*
	$’000	$’000

Reconciliation:
(Loss)/income before taxation	(1,559,314)	22,993
Adjustments:
Depreciation of property, plant and equipment (note 6 and 7)	76,566	106,314
Amortization of intangible assets (note 6 and 7)	11,000	12,642
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)	3,060	4,146
Impairment of goodwill (note 7)	87,894	—
Loss allowance on trade receivables (note 8)	4,560	3,560
Impairment of withholding tax receivables (note 7)	8,216	11,255
Amortization of prepaid site rent	2,602	2,705
Net gain on disposal of plant, property and equipment (note 7)	(373)	(734)
Insurance claim income	(10)	(145)
Finance income (note 9)	(10,806)	(6,828)
Finance costs (note 10)	1,563,028	179,008
Share‑based payment expense (note 7)	3,181	3,289
Operating income before working capital changes	189,604	338,205

Changes in working capital
(Increase)/decrease in inventory	(11,444)	7,910
Increase in trade and other receivables	(75,251)	(88,242)
Decrease in trade and other payables	(9,925)	(6,014)
Net movement in working capital	(96,620)	(86,346)

Cash from operations	92,984	251,859

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.